DECOMMISSIONING AND REHABILITATION PROVISION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DECOMMISSIONING AND REHABILITATION PROVISION
Decommissioning and rehabilitation provision - Beginning of period	$ 6,542	$ 6,202
Change due to re-estimation	(927)	305
Accretion expense, included in other income and expense	52	35
Decommissioning and rehabilitation provision - End of period	5,667	6,542
Less: current decommissioning and rehabilitation provision	705	0
Non-current decommissioning and rehabilitation provision	$ 4,962	$ 6,542